Provisions	12 Months Ended
Jun. 30, 2024
Schedule Of Employee Benefits
Provisions

18. Provisions

	Consolidated Group
	2024 A$	2023 A$
Employee benefits
Current	211,300	214,465
Non-current	42,949	48,271
	254,249	262,736
Other provisions
Non-current	90,450	90,450
	90,450	90,450

The provision for employee benefits represents accrued annual leave and vested together with vested and unvested long service leave entitlements. Other provisions relate to an allowance for make good office lease obligations.